CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Thousands		Total		Cash Dividend Paid [member]	[2]	Share capital [member]	Share premium [member]	Inflation adjustment to share capital and premium [member]	Fair value reserve [member]	Share of OCI from associates and joint ventures [member]	Legal reserve [member]	Other reserves [member]		Other reserves [member] Cash Dividend Paid [member]	[2]	Accumulated loss [member]		Total equity attributable to owners of the Bank [member]		Total equity attributable to owners of the Bank [member] Cash Dividend Paid [member]	[2]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2020		$ 1,048,760,338				$ 612,710	$ 6,744,974	$ 410,521,467	$ 53,715,862	$ (328,467)	$ 275,008,659	$ 816,352,908				$ (533,665,982)		$ 1,028,962,131				$ 19,798,207
Total comprehensive income (loss) for the year
Profit (loss) for the year		56,751,713														57,012,016		57,012,016				(260,303)
Other comprehensive income (loss) for the year		(21,214,389)							(21,206,145)	(8,244)								(21,214,389)				0
Distribution of retained earnings as per the Shareholders
Cash dividends		(54,517,622)	[1]	$ (40,942,629)								(54,517,622)	[1]	$ (40,942,629)		0	[1]	(54,517,622)	[1]	$ (40,942,629)
Accumulated loss absorption												(269,477,346)				269,477,346
Ending balance at Dec. 31, 2021		988,837,411				612,710	6,744,974	410,521,467	32,509,717	(336,711)	275,008,659	451,415,311				(207,176,620)		969,299,507				19,537,904
Total comprehensive income (loss) for the year
Profit (loss) for the year		180,492,915														183,235,202		183,235,202				(2,742,287)
Other comprehensive income (loss) for the year		(43,935,808)							(44,275,255)	339,486								(43,935,769)				(39)
Distribution of retained earnings as per the Shareholders
Legal reserve											23,864,219					(23,864,219)
Other Reserves												95,456,876				(95,456,876)
Other net increases		30,540																				30,540
Ending balance at Dec. 31, 2022		1,125,425,058				612,710	6,744,974	410,521,467	(11,765,538)	2,775	298,872,878	546,872,187				(143,262,513)		1,108,598,940				16,826,118
Total comprehensive income (loss) for the year
Profit (loss) for the year		157,255,832														156,858,600		156,858,600				397,232
Other comprehensive income (loss) for the year		209,903,572							209,228,310	0								209,228,310				675,262
Distribution of retained earnings as per the Shareholders
Legal reserve											36,637,383					(36,637,383)
Other Reserves												146,549,534				(146,549,534)
Dividends in kind and cash	[3]	(77,877,236)										(77,877,236)						(77,877,236)
Subsidiary capital increase		69,470																				69,470
Ending balance at Dec. 31, 2023		$ 1,414,776,696				$ 612,710	$ 6,744,974	$ 410,521,467	$ 197,462,772	$ 2,775	$ 335,510,261	$ 615,544,485				$ (169,590,830)		$ 1,396,808,614				$ 17,968,082

[1]	Dividends per share amounts to pesos 11.424653 (in nominal values)
[2]	Dividends per share amounts to pesos 10.608606 (in nominal values)
[3]	Dividends per share amounts to pesos 58.05 (in nominal values)